WARRANTS (Details 2) (USD $)	Mar. 31, 2012
Number of warrants Outstanding at March 31, 2012	7,227,370
Exercise Price Range One [Member]
Range of Exercise Prices	$ 0.33
Number of warrants Outstanding at March 31, 2012	5,588,400
Average Remaining Contractual Life	18 months
Weighted Average Exercise Price	$ 0.33
Exercise Price Range Two [Member]
Range of Exercise Prices	$ 0.46
Number of warrants Outstanding at March 31, 2012	600,000
Average Remaining Contractual Life	29 months
Weighted Average Exercise Price	$ 0.46
Exercise Price Range Three [Member]
Range of Exercise Prices	$ 0.46
Number of warrants Outstanding at March 31, 2012	150,000
Average Remaining Contractual Life	34 months
Weighted Average Exercise Price	$ 0.46
Exercise Price Range Four [Member]
Range of Exercise Prices	$ 0.85
Number of warrants Outstanding at March 31, 2012	40,000
Average Remaining Contractual Life	32 months
Weighted Average Exercise Price	$ 0.85
Exercise Price Range Five [Member]
Range of Exercise Prices	$ 0.40
Number of warrants Outstanding at March 31, 2012	333,333
Average Remaining Contractual Life	32 months
Weighted Average Exercise Price	$ 0.40
Exercise Price Range Six [Member]
Range of Exercise Prices	$ 0.33
Number of warrants Outstanding at March 31, 2012	515,637
Average Remaining Contractual Life	58 months
Weighted Average Exercise Price	$ 0.33